Taxes - Schedule of Income Tax Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Income Tax Expenses [Abstract]
Income tax expense	$ 322,414	$ 1,220	$ 1,806